Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (48,705)	$ (37,984)	$ (25,312)
Ending balance	(64,300)	(48,705)	(37,984)
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(82,337)	(66,103)	(46,189)
Additions/Amortization	22,960	18,909	19,747
Disposals, Cost (Depreciation and impairment)	(2,121)	(2,441)	0
Exchange difference	(7)	(234)	167
Ending balance	(103,169)	(82,337)	(66,103)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	33,632	28,119	20,877
Additions/Amortization	7,348	8,033	7,051
Provision for impairment		3	148
Disposals, Cost (Depreciation and impairment)	2,121	2,441
Exchange difference	10	(82)	43
Ending balance	38,869	33,632	28,119
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(40,618)	(29,385)	(13,548)
Ending balance	(60,305)	(40,618)	(29,385)
Capitalized development costs | Development Of The 5G
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(25,500)	(14,200)
Ending balance	(18,400)	(25,500)	(14,200)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(48,903)	(35,095)	(16,798)
Additions/Amortization	22,327	13,808	18,297
Disposals, Cost (Depreciation and impairment)	0	0	0
Exchange difference	0	0	0
Ending balance	(71,230)	(48,903)	(35,095)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,285	5,710	3,250
Additions/Amortization	2,640	2,575	2,460
Provision for impairment		0	0
Disposals, Cost (Depreciation and impairment)	0	0
Exchange difference	0	0	0
Ending balance	10,925	8,285	5,710
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8,087)	(8,599)	(11,764)
Ending balance	(3,995)	(8,087)	(8,599)
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(33,434)	(31,008)	(29,391)
Additions/Amortization	633	5,101	1,450
Disposals, Cost (Depreciation and impairment)	(2,121)	(2,441)	0
Exchange difference	(7)	(234)	167
Ending balance	(31,939)	(33,434)	(31,008)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	25,347	22,409	17,627
Additions/Amortization	4,708	5,458	4,591
Provision for impairment		3	148
Disposals, Cost (Depreciation and impairment)	2,121	2,441
Exchange difference	10	(82)	43
Ending balance	$ 27,944	$ 25,347	$ 22,409